Cover	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2026
Entity File Number	001-39590
Entity Registrant Name	FuboTV Inc.
Entity Central Index Key	0001484769
Entity Tax Identification Number	26-4330545
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1290 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10104
City Area Code	(212)
Local Phone Number	672-0055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FUBO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false